Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are comprised of the following at December 31:

	Useful Life	2017	2016
Land and improvements (1)	8 - 20 years (1)	$413	$130
Buildings, structures and related equipment	5 - 40 years	3,168	1,344
Machinery, equipment and other	2 - 20 years	6,195	2,916
Total cost		9,776	4,390
Less: Accumulated depreciation		2,817	2,065
Property, plant and equipment, less accumulated depreciation		$6,959	$2,325

(1)	Useful life excludes land.
Depreciation expense relating to property, plant and equipment was $716 million and $311 million in 2017 and 2016, respectively. See "Note 20. Restructuring, impairment and other" for additional information on property, plant and equipment impairments.